ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative foreign exchange translation adjustment	$ (3,101)	$ (2,832)
Pension and other postretirement benefit adjustments	(1,055)	(648)
Fair value adjustments of available for sale investments	(2)	(7)
Fair value adjustments of cash flow hedges	23	12
Accumulated other comprehensive income (loss)	$ (4,135)	$ (3,475)